Changes in Capital Accounts, At the Market Offering (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	6 Months Ended
	Feb. 27, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 09, 2022
At The Market Offering [Abstract]
Common shares, par value (in dollars per share)		$ 0.01		$ 0.01	$ 0.01
Shares issued (in shares)	224,817
Issuance of common stock under ATM program, net of issuance costs (Note 9)	$ 673	$ 0	$ 673
Maximum [Member]
At The Market Offering [Abstract]
Common stock that can be sold under ATM					$ 30,000